Intangible assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	£ 10,170.7	£ 13,202.8	£ 12,952.9
Brands with an indefinite useful life	1,078.2	1,132.8
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,936.0	2,942.9
Kantar [member]
Disclosure of information for cash-generating units [line items]
Goodwill		2,522.9
Wunderman Thompson [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,138.9	2,118.8
Brands with an indefinite useful life	409.7	424.8
VMLY&R [member]
Disclosure of information for cash-generating units [line items]
Goodwill	901.0	930.4
Brands with an indefinite useful life	199.1	206.6
Ogilvy [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	762.9	618.7
Brands with an indefinite useful life	211.1	219.1
Burson Cohn Wolfe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	741.4	714.0
Brands with an indefinite useful life	130.2	135.4
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,690.5	3,355.1
Brands with an indefinite useful life	£ 128.1	£ 146.9